Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net income (loss) attributable to Navistar International Corporation	$ (2,769)	$ 84	$ (172)	$ (153)	$ 255	[1]	$ 1,400	[1]	$ 74	$ (6)	$ (3,010)	$ 1,723	$ 223
Foreign currency translation adjustment											(125)	(19)	22
Defined benefit plans (net of tax of $14, $430, and $0, respectively)											(256)	(729)	472
Total other comprehensive income (loss)											(381)	(748)	494
Total comprehensive income (loss) attributable to Navistar International Corporation											$ (3,391)	$ 975	$ 717

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.